Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Weighted Average	12 Months Ended
	Dec. 31, 2023 € / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2021 $ / shares shares
2021
Options (in Shares) | shares	1,735,750	1,735,750	1,966,666	1,966,666	1,219,074	1,219,074
January 4 [Member]
2021
Options (in Shares) | shares					839,260	839,260
Fair value per option						$ 4.53
FX rate as of grant date						$ 0.8133
Fair value per option (in Euro per share) | € / shares					€ 3.68
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					5 years 3 months 21 days	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)					0.50%	0.50%
January 4 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price						$ 5.14
January 4 [Member]
2021
Options (in Shares) | shares					31,668	31,668
Fair value per option						$ 4.57
FX rate as of grant date						$ 0.8133
Fair value per option (in Euro per share) | € / shares					€ 3.72
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)					0.50%	0.50%
January 4 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price						$ 5.14
July 2 [Member]
2021
Options (in Shares) | shares					327,436	327,436
Fair value per option						$ 2.64
FX rate as of grant date						$ 0.8458
Fair value per option (in Euro per share) | € / shares					€ 2.23
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					5 years 3 months 21 days	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)					0.98%	0.98%
July 2 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price						$ 2.99
July 2 [Member]
2021
Options (in Shares) | shares					20,710	20,710
Fair value per option						$ 2.66
FX rate as of grant date						$ 0.8458
Fair value per option (in Euro per share) | € / shares					€ 2.25
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					5 years 5 months 26 days	5 years 5 months 26 days
Risk-free rate (interpolated, U.S. sovereign strips curve)					1.01%	1.01%
July 2 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price						$ 2.99
January 12 [Member]
2021
Options (in Shares) | shares			1,516,666	1,516,666
Fair value per option				$ 3.66
FX rate as of grant date				$ 0.8795
Fair value per option (in Euro per share) | € / shares			€ 3.22
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			5 years 3 months 21 days	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.57%	1.57%
January 12 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price				$ 4.13
January 12 [Member]
2021
Options (in Shares) | shares			45,000	45,000
Fair value per option				$ 3.68
FX rate as of grant date				$ 0.8795
Fair value per option (in Euro per share) | € / shares			€ 3.24
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.59%	1.59%
January 12 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price				$ 4.13
Repricing, April 13 [Member]
2021
Options (in Shares) | shares
FX rate as of grant date				$ 0.9237
Expected volatility			1.35%	1.35%
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.60%	2.60%
Repricing, April 13 [Member] | Bottom of range [Member]
2021
Fair value per option				$ 1.2
Fair value per option (in Euro per share) | € / shares			€ 1.11
Share price at grant date / Exercise price				$ 1.86
Expected life (midpoint based)			1 year 9 months 29 days	1 year 9 months 29 days
Repricing, April 13 [Member] | Top of range [Member]
2021
Fair value per option				$ 1.63
Fair value per option (in Euro per share) | € / shares			€ 1.5
Expected life (midpoint based)			4 years 11 months 8 days	4 years 11 months 8 days
November 21 [Member]
2021
Options (in Shares) | shares			405,000	405,000
Fair value per option				$ 2.04
FX rate as of grant date				$ 0.976
Fair value per option (in Euro per share) | € / shares			€ 1.99
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			4 years	4 years
Risk-free rate (interpolated, U.S. sovereign strips curve)			4.15%	4.15%
November 21 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price				$ 2.44
January 24 [Member]
2021
Options (in Shares) | shares	1,454,250	1,454,250
Fair value per option		$ 2.11
FX rate as of grant date		$ 0.9008
Fair value per option (in Euro per share) | € / shares	€ 1.9
Expected volatility	1.35%	1.35%
Expected life (midpoint based)	5 years 3 months 18 days	5 years 3 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.571%	3.571%
January 24 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 2.37
January 24 [Member]
2021
Options (in Shares) | shares	52,500	52,500
Fair value per option		$ 2.13
FX rate as of grant date		$ 0.9008
Fair value per option (in Euro per share) | € / shares	€ 1.92
Expected volatility	1.35%	1.35%
Expected life (midpoint based)	5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.565%	3.565%
January 24 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 2.37
May 31 [Member]
2021
Options (in Shares) | shares	60,500	60,500
Fair value per option		$ 3.61
FX rate as of grant date		$ 0.9361
Fair value per option (in Euro per share) | € / shares	€ 3.38
Expected volatility	1.35%	1.35%
Expected life (midpoint based)	4 years 6 months	4 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.82%	3.82%
May 31 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 4.19
July 7 [Member]
2021
Options (in Shares) | shares	57,000	57,000
Fair value per option		$ 3.59
FX rate as of grant date		$ 0.9184
Fair value per option (in Euro per share) | € / shares	€ 3.3
Expected volatility	1.46%	1.46%
Expected life (midpoint based)	5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.32%	4.32%
July 7 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 3.89
July 7 [Member]
2021
Options (in Shares) | shares	100,000	100,000
Fair value per option		$ 3.64
FX rate as of grant date		$ 0.9184
Fair value per option (in Euro per share) | € / shares	€ 3.34
Expected volatility	1.46%	1.46%
Expected life (midpoint based)	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.286%	4.286%
July 7 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 3.89
July 19 [Member]
2021
Options (in Shares) | shares	4,000	4,000
Fair value per option		$ 3.55
FX rate as of grant date		$ 0.8911
Fair value per option (in Euro per share) | € / shares	€ 3.16
Expected volatility	1.46%	1.46%
Expected life (midpoint based)	5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.32%	4.32%
July 19 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 3.99
September 18 [Member]
2021
Options (in Shares) | shares	7,500	7,500
Fair value per option		$ 3.15
FX rate as of grant date		$ 0.9378
Fair value per option (in Euro per share) | € / shares	€ 2.95
Expected volatility	1.46%	1.46%
Expected life (midpoint based)	5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.32%	4.32%
September 18 [Member] | Bottom of range [Member]
2021
Share price at grant date / Exercise price		$ 3.54